Business acquisition (Details 2) - CNLP [Member] ¥ in Millions, $ in Millions			5 Months Ended
	Mar. 01, 2022 CNY (¥)	Mar. 01, 2022 HKD ($)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 HKD ($)	Jan. 28, 2022
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	80.00%				26.38%
Percentage of equity in the acquiree held by the acquirer immediately before the acquisition date in a business combination	10.60%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	¥ 8,886
Business Combination Recognized Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment Construction In Progress And Land Use Right	12,026
Cash consideration	10,538	$ 13,066
Business Combination, Consideration Transferred	¥ 11,831		¥ 2,637	$ 3,072